Loans and Borrowings (Tables)	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Schedule of Loans and Borrowings

Loans and borrowings comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Current
Bank loans	15,925	14,527
Convertible notes	1,488,517	—
Promissory notes	4,229,840	3,699,190
	5,734,282	3,713,717
Non-current
Bank loans	10,009	22,866
Promissory notes	—	1,000,000
Promissory notes issued to related parties	309,191	—
	319,200	1,022,866
	6,053,482	4,736,583